Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Investments measured at fair value consisted of the following types of instruments, classified according to the GAAP fair value hierarchy:

	Total	Level 1	Level 2
December 31, 2025
Investments at fair value:
Registered investment companies	$412,011,701	$412,011,701	$—
Collective investment trusts	276,644,405	—	276,644,405
TXNM Energy, Inc. Common Stock Fund	6,990,503	6,990,503	—
Investments categorized within the fair value hierarchy	$695,646,609	$419,002,204	$276,644,405

Uncategorized investments	193,309,774
Total investments at fair value	$888,956,383

December 31, 2024
Investments at fair value:
Registered investment companies	$383,199,101	$383,199,101	$—
Collective investment trusts	241,920,269	—	241,920,269
TXNM Energy, Inc. Common Stock Fund	6,170,532	6,170,532	—
Investments categorized within the fair value hierarchy	$631,289,902	$389,369,633	$241,920,269

Uncategorized investments	187,384,180
Total investments at fair value	$818,674,082